Shareholder Report	9 Months Ended	12 Months Ended
	Jul. 01, 2025	Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Natixis Funds Trust I
Entity Central Index Key		0000770540
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2025
C000018168
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Core Plus Bond Fund
Class Name		Class A
Trading Symbol		NEFRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$75	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The 3% out-of-benchmark position in non-USD dollar contributed positively, as market sentiment for Latin American currencies recovered in the beginning of 2025.

• Positive security selection in investment grade credit was driven by holdings in food and beverage, aerospace/defense, and wireless industries.

• Securitized sectors had a positive effect on performance for the year, largely due to security selection within agency mortgage-backed security pass-throughs. The decision to overweight securitized credit and own 5.3% in investment grade collateralized loan obligations (CLOs) also added value.

Top Detractors from Performance

• The decision to take more interest rate risk (duration) than the benchmark detracted from performance during a period when rates rose.

• The 5% market value underweight to investment grade corporates detracted from performance as robust demand for credit drove spreads tighter by 0.16%.

• Cash and cash equivalents reduced excess returns.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index
09/2015	$9,573	$10,000
10/2015	$9,736	$10,002
11/2015	$9,656	$9,975
12/2015	$9,499	$9,943
01/2016	$9,502	$10,080
02/2016	$9,587	$10,151
03/2016	$9,875	$10,244
04/2016	$10,031	$10,284
05/2016	$10,005	$10,286
06/2016	$10,209	$10,471
07/2016	$10,368	$10,537
08/2016	$10,450	$10,525
09/2016	$10,426	$10,519
10/2016	$10,387	$10,439
11/2016	$10,149	$10,192
12/2016	$10,182	$10,206
01/2017	$10,243	$10,226
02/2017	$10,352	$10,295
03/2017	$10,370	$10,290
04/2017	$10,432	$10,369
05/2017	$10,487	$10,449
06/2017	$10,484	$10,438
07/2017	$10,539	$10,483
08/2017	$10,626	$10,577
09/2017	$10,619	$10,527
10/2017	$10,629	$10,533
11/2017	$10,643	$10,519
12/2017	$10,683	$10,568
01/2018	$10,648	$10,446
02/2018	$10,535	$10,347
03/2018	$10,599	$10,413
04/2018	$10,553	$10,336
05/2018	$10,549	$10,410
06/2018	$10,543	$10,397
07/2018	$10,599	$10,399
08/2018	$10,617	$10,466
09/2018	$10,591	$10,399
10/2018	$10,442	$10,317
11/2018	$10,459	$10,378
12/2018	$10,590	$10,569
01/2019	$10,765	$10,681
02/2019	$10,783	$10,675
03/2019	$10,953	$10,880
04/2019	$10,972	$10,883
05/2019	$11,144	$11,076
06/2019	$11,264	$11,215
07/2019	$11,308	$11,240
08/2019	$11,561	$11,531
09/2019	$11,479	$11,470
10/2019	$11,502	$11,504
11/2019	$11,498	$11,498
12/2019	$11,517	$11,490
01/2020	$11,756	$11,711
02/2020	$11,934	$11,922
03/2020	$11,680	$11,852
04/2020	$11,984	$12,063
05/2020	$12,144	$12,119
06/2020	$12,281	$12,195
07/2020	$12,538	$12,377
08/2020	$12,480	$12,277
09/2020	$12,466	$12,271
10/2020	$12,424	$12,216
11/2020	$12,639	$12,336
12/2020	$12,701	$12,353
01/2021	$12,620	$12,264
02/2021	$12,448	$12,087
03/2021	$12,307	$11,936
04/2021	$12,402	$12,030
05/2021	$12,436	$12,070
06/2021	$12,532	$12,155
07/2021	$12,628	$12,290
08/2021	$12,633	$12,267
09/2021	$12,532	$12,161
10/2021	$12,490	$12,157
11/2021	$12,457	$12,193
12/2021	$12,488	$12,162
01/2022	$12,239	$11,900
02/2022	$12,082	$11,767
03/2022	$11,811	$11,441
04/2022	$11,332	$11,006
05/2022	$11,376	$11,077
06/2022	$11,102	$10,904
07/2022	$11,404	$11,170
08/2022	$11,134	$10,854
09/2022	$10,622	$10,385
10/2022	$10,472	$10,251
11/2022	$10,932	$10,628
12/2022	$10,872	$10,580
01/2023	$11,284	$10,905
02/2023	$10,975	$10,623
03/2023	$11,276	$10,893
04/2023	$11,356	$10,959
05/2023	$11,228	$10,840
06/2023	$11,190	$10,801
07/2023	$11,194	$10,794
08/2023	$11,084	$10,725
09/2023	$10,732	$10,452
10/2023	$10,494	$10,287
11/2023	$11,040	$10,753
12/2023	$11,514	$11,165
01/2024	$11,499	$11,134
02/2024	$11,353	$10,977
03/2024	$11,459	$11,078
04/2024	$11,134	$10,798
05/2024	$11,326	$10,981
06/2024	$11,413	$11,085
07/2024	$11,686	$11,344
08/2024	$11,846	$11,507
09/2024	$11,996	$11,661
10/2024	$11,685	$11,372
11/2024	$11,804	$11,493
12/2024	$11,562	$11,304
01/2025	$11,649	$11,364
02/2025	$11,905	$11,614
03/2025	$11,905	$11,619
04/2025	$11,924	$11,664
05/2025	$11,855	$11,581
06/2025	$12,085	$11,759
07/2025	$12,054	$11,728
08/2025	$12,214	$11,868
09/2025	$12,353	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class A at NAV	2.97%	(0.18%)	2.58%	6.22%
Class A with 4.25% MSCFootnote Reference1	(1.39%)	(1.04%)	2.14%	6.13%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%

Performance Inception Date		Sep. 15, 2005
Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 7,663,131,635
Holdings Count | Holding		754
Advisory Fees Paid, Amount		$ 12,342,150
InvestmentCompanyPortfolioTurnover		164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,663,131,635
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	754
Portfolio Turnover Rate	164%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$12,342,150

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.6%
Short-Term Investments	5.7%
Finance Companies	3.6%
Collateralized Loan Obligations	5.6%
Banking	6.0%
Mortgage Related	19.4%
Treasuries	36.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.6
US Treasury	33.6
Not ratedFootnote Reference^	9.7
CCC	0.1
B	0.3
BB	6.5
BBB	16.7
A	5.0
AA	20.5
AAA	2.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.74%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.73% from 0.74%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018170
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Core Plus Bond Fund
Class Name		Class C
Trading Symbol		NECRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$151	1.49%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 151
Expense Ratio, Percent		1.49%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The 3% out-of-benchmark position in non-USD dollar contributed positively, as market sentiment for Latin American currencies recovered in the beginning of 2025.

• Positive security selection in investment grade credit was driven by holdings in food and beverage, aerospace/defense, and wireless industries.

• Securitized sectors had a positive effect on performance for the year, largely due to security selection within agency mortgage-backed security pass-throughs. The decision to overweight securitized credit and own 5.3% in investment grade collateralized loan obligations (CLOs) also added value.

Top Detractors from Performance

• The decision to take more interest rate risk (duration) than the benchmark detracted from performance during a period when rates rose.

• The 5% market value underweight to investment grade corporates detracted from performance as robust demand for credit drove spreads tighter by 0.16%.

• Cash and cash equivalents reduced excess returns.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index
09/2015	$10,000	$10,000
10/2015	$10,170	$10,002
11/2015	$10,081	$9,975
12/2015	$9,909	$9,943
01/2016	$9,907	$10,080
02/2016	$9,989	$10,151
03/2016	$10,283	$10,244
04/2016	$10,432	$10,284
05/2016	$10,398	$10,286
06/2016	$10,603	$10,471
07/2016	$10,770	$10,537
08/2016	$10,840	$10,525
09/2016	$10,817	$10,519
10/2016	$10,769	$10,439
11/2016	$10,515	$10,192
12/2016	$10,542	$10,206
01/2017	$10,599	$10,226
02/2017	$10,705	$10,295
03/2017	$10,718	$10,290
04/2017	$10,775	$10,369
05/2017	$10,825	$10,449
06/2017	$10,815	$10,438
07/2017	$10,864	$10,483
08/2017	$10,947	$10,577
09/2017	$10,934	$10,527
10/2017	$10,936	$10,533
11/2017	$10,943	$10,519
12/2017	$10,985	$10,568
01/2018	$10,934	$10,446
02/2018	$10,812	$10,347
03/2018	$10,871	$10,413
04/2018	$10,817	$10,336
05/2018	$10,806	$10,410
06/2018	$10,793	$10,397
07/2018	$10,843	$10,399
08/2018	$10,855	$10,466
09/2018	$10,821	$10,399
10/2018	$10,670	$10,317
11/2018	$10,681	$10,378
12/2018	$10,798	$10,569
01/2019	$10,970	$10,681
02/2019	$10,982	$10,675
03/2019	$11,149	$10,880
04/2019	$11,161	$10,883
05/2019	$11,329	$11,076
06/2019	$11,444	$11,215
07/2019	$11,481	$11,240
08/2019	$11,731	$11,531
09/2019	$11,640	$11,470
10/2019	$11,665	$11,504
11/2019	$11,654	$11,498
12/2019	$11,656	$11,490
01/2020	$11,891	$11,711
02/2020	$12,064	$11,922
03/2020	$11,808	$11,852
04/2020	$12,100	$12,063
05/2020	$12,253	$12,119
06/2020	$12,393	$12,195
07/2020	$12,632	$12,377
08/2020	$12,565	$12,277
09/2020	$12,552	$12,271
10/2020	$12,494	$12,216
11/2020	$12,711	$12,336
12/2020	$12,764	$12,353
01/2021	$12,666	$12,264
02/2021	$12,486	$12,087
03/2021	$12,337	$11,936
04/2021	$12,433	$12,030
05/2021	$12,458	$12,070
06/2021	$12,546	$12,155
07/2021	$12,625	$12,290
08/2021	$12,621	$12,267
09/2021	$12,522	$12,161
10/2021	$12,472	$12,157
11/2021	$12,431	$12,193
12/2021	$12,453	$12,162
01/2022	$12,198	$11,900
02/2022	$12,035	$11,767
03/2022	$11,748	$11,441
04/2022	$11,273	$11,006
05/2022	$11,310	$11,077
06/2022	$11,021	$10,904
07/2022	$11,323	$11,170
08/2022	$11,047	$10,854
09/2022	$10,533	$10,385
10/2022	$10,377	$10,251
11/2022	$10,826	$10,628
12/2022	$10,758	$10,580
01/2023	$11,159	$10,905
02/2023	$10,848	$10,623
03/2023	$11,138	$10,893
04/2023	$11,209	$10,959
05/2023	$11,076	$10,840
06/2023	$11,032	$10,801
07/2023	$11,029	$10,794
08/2023	$10,913	$10,725
09/2023	$10,560	$10,452
10/2023	$10,326	$10,287
11/2023	$10,863	$10,753
12/2023	$11,329	$11,165
01/2024	$11,314	$11,134
02/2024	$11,171	$10,977
03/2024	$11,275	$11,078
04/2024	$10,956	$10,798
05/2024	$11,144	$10,981
06/2024	$11,230	$11,085
07/2024	$11,498	$11,344
08/2024	$11,656	$11,507
09/2024	$11,804	$11,661
10/2024	$11,497	$11,372
11/2024	$11,615	$11,493
12/2024	$11,377	$11,304
01/2025	$11,462	$11,364
02/2025	$11,714	$11,614
03/2025	$11,714	$11,619
04/2025	$11,733	$11,664
05/2025	$11,665	$11,581
06/2025	$11,892	$11,759
07/2025	$11,861	$11,728
08/2025	$12,018	$11,868
09/2025	$12,155	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class C at NAV	2.28%	(0.93%)	1.97%	4.90%
Class C with 1.00% CDSCFootnote Reference1	1.29%	(0.93%)	1.97%	4.90%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%

Performance Inception Date		Sep. 15, 2005
Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 7,663,131,635
Holdings Count | Holding		754
Advisory Fees Paid, Amount		$ 12,342,150
InvestmentCompanyPortfolioTurnover		164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,663,131,635
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	754
Portfolio Turnover Rate	164%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$12,342,150

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.6%
Short-Term Investments	5.7%
Finance Companies	3.6%
Collateralized Loan Obligations	5.6%
Banking	6.0%
Mortgage Related	19.4%
Treasuries	36.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.6
US Treasury	33.6
Not ratedFootnote Reference^	9.7
CCC	0.1
B	0.3
BB	6.5
BBB	16.7
A	5.0
AA	20.5
AAA	2.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 1.48% from 1.49%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.48% from 1.49%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000125481
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Core Plus Bond Fund
Class Name		Class N
Trading Symbol		NERNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$40	0.39%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The 3% out-of-benchmark position in non-USD dollar contributed positively, as market sentiment for Latin American currencies recovered in the beginning of 2025.

• Positive security selection in investment grade credit was driven by holdings in food and beverage, aerospace/defense, and wireless industries.

• Securitized sectors had a positive effect on performance for the year, largely due to security selection within agency mortgage-backed security pass-throughs. The decision to overweight securitized credit and own 5.3% in investment grade collateralized loan obligations (CLOs) also added value.

Top Detractors from Performance

• The decision to take more interest rate risk (duration) than the benchmark detracted from performance during a period when rates rose.

• The 5% market value underweight to investment grade corporates detracted from performance as robust demand for credit drove spreads tighter by 0.16%.

• Cash and cash equivalents reduced excess returns.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index
09/2015	$10,000	$10,000
10/2015	$10,177	$10,002
11/2015	$10,096	$9,975
12/2015	$9,928	$9,943
01/2016	$9,934	$10,080
02/2016	$10,024	$10,151
03/2016	$10,335	$10,244
04/2016	$10,500	$10,284
05/2016	$10,475	$10,286
06/2016	$10,690	$10,471
07/2016	$10,859	$10,537
08/2016	$10,947	$10,525
09/2016	$10,933	$10,519
10/2016	$10,888	$10,439
11/2016	$10,644	$10,192
12/2016	$10,682	$10,206
01/2017	$10,757	$10,226
02/2017	$10,865	$10,295
03/2017	$10,886	$10,290
04/2017	$10,963	$10,369
05/2017	$11,024	$10,449
06/2017	$11,023	$10,438
07/2017	$11,083	$10,483
08/2017	$11,177	$10,577
09/2017	$11,165	$10,527
10/2017	$11,178	$10,533
11/2017	$11,196	$10,519
12/2017	$11,249	$10,568
01/2018	$11,215	$10,446
02/2018	$11,101	$10,347
03/2018	$11,171	$10,413
04/2018	$11,126	$10,336
05/2018	$11,116	$10,410
06/2018	$11,114	$10,397
07/2018	$11,176	$10,399
08/2018	$11,197	$10,466
09/2018	$11,173	$10,399
10/2018	$11,029	$10,317
11/2018	$11,051	$10,378
12/2018	$11,190	$10,569
01/2019	$11,377	$10,681
02/2019	$11,399	$10,675
03/2019	$11,580	$10,880
04/2019	$11,604	$10,883
05/2019	$11,787	$11,076
06/2019	$11,926	$11,215
07/2019	$11,966	$11,240
08/2019	$12,244	$11,531
09/2019	$12,161	$11,470
10/2019	$12,189	$11,504
11/2019	$12,188	$11,498
12/2019	$12,203	$11,490
01/2020	$12,466	$11,711
02/2020	$12,657	$11,922
03/2020	$12,393	$11,852
04/2020	$12,717	$12,063
05/2020	$12,889	$12,119
06/2020	$13,045	$12,195
07/2020	$13,310	$12,377
08/2020	$13,261	$12,277
09/2020	$13,250	$12,271
10/2020	$13,200	$12,216
11/2020	$13,439	$12,336
12/2020	$13,510	$12,353
01/2021	$13,427	$12,264
02/2021	$13,240	$12,087
03/2021	$13,095	$11,936
04/2021	$13,208	$12,030
05/2021	$13,247	$12,070
06/2021	$13,353	$12,155
07/2021	$13,458	$12,290
08/2021	$13,457	$12,267
09/2021	$13,364	$12,161
10/2021	$13,323	$12,157
11/2021	$13,293	$12,193
12/2021	$13,329	$12,162
01/2022	$13,059	$11,900
02/2022	$12,898	$11,767
03/2022	$12,615	$11,441
04/2022	$12,102	$11,006
05/2022	$12,152	$11,077
06/2022	$11,866	$10,904
07/2022	$12,199	$11,170
08/2022	$11,907	$10,854
09/2022	$11,368	$10,385
10/2022	$11,202	$10,251
11/2022	$11,703	$10,628
12/2022	$11,642	$10,580
01/2023	$12,093	$10,905
02/2023	$11,759	$10,623
03/2023	$12,091	$10,893
04/2023	$12,179	$10,959
05/2023	$12,037	$10,840
06/2023	$12,001	$10,801
07/2023	$12,008	$10,794
08/2023	$11,894	$10,725
09/2023	$11,524	$10,452
10/2023	$11,264	$10,287
11/2023	$11,858	$10,753
12/2023	$12,366	$11,165
01/2024	$12,364	$11,134
02/2024	$12,201	$10,977
03/2024	$12,328	$11,078
04/2024	$11,975	$10,798
05/2024	$12,193	$10,981
06/2024	$12,290	$11,085
07/2024	$12,584	$11,344
08/2024	$12,758	$11,507
09/2024	$12,922	$11,661
10/2024	$12,594	$11,372
11/2024	$12,725	$11,493
12/2024	$12,471	$11,304
01/2025	$12,557	$11,364
02/2025	$12,845	$11,614
03/2025	$12,848	$11,619
04/2025	$12,872	$11,664
05/2025	$12,802	$11,581
06/2025	$13,063	$11,759
07/2025	$13,022	$11,728
08/2025	$13,197	$11,868
09/2025	$13,360	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	3.39%	0.17%	2.94%	2.53%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%

Performance Inception Date		Feb. 01, 2013
Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 7,663,131,635
Holdings Count | Holding		754
Advisory Fees Paid, Amount		$ 12,342,150
InvestmentCompanyPortfolioTurnover		164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,663,131,635
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	754
Portfolio Turnover Rate	164%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$12,342,150

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.6%
Short-Term Investments	5.7%
Finance Companies	3.6%
Collateralized Loan Obligations	5.6%
Banking	6.0%
Mortgage Related	19.4%
Treasuries	36.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.6
US Treasury	33.6
Not ratedFootnote Reference^	9.7
CCC	0.1
B	0.3
BB	6.5
BBB	16.7
A	5.0
AA	20.5
AAA	2.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.43% from 0.44%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.43% from 0.44%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018171
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Core Plus Bond Fund
Class Name		Class Y
Trading Symbol		NERYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Core Plus Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$50	0.49%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The 3% out-of-benchmark position in non-USD dollar contributed positively, as market sentiment for Latin American currencies recovered in the beginning of 2025.

• Positive security selection in investment grade credit was driven by holdings in food and beverage, aerospace/defense, and wireless industries.

• Securitized sectors had a positive effect on performance for the year, largely due to security selection within agency mortgage-backed security pass-throughs. The decision to overweight securitized credit and own 5.3% in investment grade collateralized loan obligations (CLOs) also added value.

Top Detractors from Performance

• The decision to take more interest rate risk (duration) than the benchmark detracted from performance during a period when rates rose.

• The 5% market value underweight to investment grade corporates detracted from performance as robust demand for credit drove spreads tighter by 0.16%.

• Cash and cash equivalents reduced excess returns.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
09/2015	$10,000	$10,000
10/2015	$10,177	$10,002
11/2015	$10,093	$9,975
12/2015	$9,932	$9,943
01/2016	$9,937	$10,080
02/2016	$10,027	$10,151
03/2016	$10,328	$10,244
04/2016	$10,493	$10,284
05/2016	$10,468	$10,286
06/2016	$10,681	$10,471
07/2016	$10,857	$10,537
08/2016	$10,945	$10,525
09/2016	$10,922	$10,519
10/2016	$10,884	$10,439
11/2016	$10,631	$10,192
12/2016	$10,676	$10,206
01/2017	$10,742	$10,226
02/2017	$10,849	$10,295
03/2017	$10,878	$10,290
04/2017	$10,945	$10,369
05/2017	$11,005	$10,449
06/2017	$11,004	$10,438
07/2017	$11,063	$10,483
08/2017	$11,157	$10,577
09/2017	$11,152	$10,527
10/2017	$11,164	$10,533
11/2017	$11,181	$10,519
12/2017	$11,234	$10,568
01/2018	$11,191	$10,446
02/2018	$11,075	$10,347
03/2018	$11,144	$10,413
04/2018	$11,098	$10,336
05/2018	$11,097	$10,410
06/2018	$11,093	$10,397
07/2018	$11,154	$10,399
08/2018	$11,175	$10,466
09/2018	$11,150	$10,399
10/2018	$10,997	$10,317
11/2018	$11,017	$10,378
12/2018	$11,156	$10,569
01/2019	$11,341	$10,681
02/2019	$11,362	$10,675
03/2019	$11,542	$10,880
04/2019	$11,565	$10,883
05/2019	$11,747	$11,076
06/2019	$11,884	$11,215
07/2019	$11,933	$11,240
08/2019	$12,200	$11,531
09/2019	$12,116	$11,470
10/2019	$12,143	$11,504
11/2019	$12,142	$11,498
12/2019	$12,155	$11,490
01/2020	$12,417	$11,711
02/2020	$12,606	$11,922
03/2020	$12,342	$11,852
04/2020	$12,664	$12,063
05/2020	$12,844	$12,119
06/2020	$12,990	$12,195
07/2020	$13,253	$12,377
08/2020	$13,203	$12,277
09/2020	$13,191	$12,271
10/2020	$13,141	$12,216
11/2020	$13,378	$12,336
12/2020	$13,447	$12,353
01/2021	$13,364	$12,264
02/2021	$13,177	$12,087
03/2021	$13,032	$11,936
04/2021	$13,143	$12,030
05/2021	$13,181	$12,070
06/2021	$13,286	$12,155
07/2021	$13,389	$12,290
08/2021	$13,397	$12,267
09/2021	$13,294	$12,161
10/2021	$13,252	$12,157
11/2021	$13,221	$12,193
12/2021	$13,256	$12,162
01/2022	$12,996	$11,900
02/2022	$12,825	$11,767
03/2022	$12,542	$11,441
04/2022	$12,040	$11,006
05/2022	$12,089	$11,077
06/2022	$11,793	$10,904
07/2022	$12,123	$11,170
08/2022	$11,832	$10,854
09/2022	$11,295	$10,385
10/2022	$11,139	$10,251
11/2022	$11,637	$10,628
12/2022	$11,565	$10,580
01/2023	$12,012	$10,905
02/2023	$11,679	$10,623
03/2023	$12,009	$10,893
04/2023	$12,095	$10,959
05/2023	$11,953	$10,840
06/2023	$11,926	$10,801
07/2023	$11,923	$10,794
08/2023	$11,819	$10,725
09/2023	$11,439	$10,452
10/2023	$11,180	$10,287
11/2023	$11,770	$10,753
12/2023	$12,273	$11,165
01/2024	$12,270	$11,134
02/2024	$12,107	$10,977
03/2024	$12,232	$11,078
04/2024	$11,881	$10,798
05/2024	$12,097	$10,981
06/2024	$12,192	$11,085
07/2024	$12,483	$11,344
08/2024	$12,655	$11,507
09/2024	$12,816	$11,661
10/2024	$12,489	$11,372
11/2024	$12,619	$11,493
12/2024	$12,365	$11,304
01/2025	$12,460	$11,364
02/2025	$12,734	$11,614
03/2025	$12,736	$11,619
04/2025	$12,759	$11,664
05/2025	$12,688	$11,581
06/2025	$12,946	$11,759
07/2025	$12,916	$11,728
08/2025	$13,077	$11,868
09/2025	$13,238	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class Y	3.29%	0.07%	2.84%	5.43%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%

Performance Inception Date		Sep. 15, 2005
Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 7,663,131,635
Holdings Count | Holding		754
Advisory Fees Paid, Amount		$ 12,342,150
InvestmentCompanyPortfolioTurnover		164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,663,131,635
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	754
Portfolio Turnover Rate	164%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$12,342,150

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.6%
Short-Term Investments	5.7%
Finance Companies	3.6%
Collateralized Loan Obligations	5.6%
Banking	6.0%
Mortgage Related	19.4%
Treasuries	36.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.6
US Treasury	33.6
Not ratedFootnote Reference^	9.7
CCC	0.1
B	0.3
BB	6.5
BBB	16.7
A	5.0
AA	20.5
AAA	2.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.49%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.49%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments